REVENUES	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
REVENUES
REVENUES

NOTE 15: REVENUES

The following table presents the revenue by type as of the dates indicated:

	For the Three Months Ended
	March 31,
	2025	2024
Natural gas	$682,161	$509,734
Less gathering and processing	(402,097)	(302,134)
Natural gas, net	280,064	207,600
NGL	46,391	66,049
Oil	—	55,562
Total Revenue, net	$326,455	$329,211

NOTE 16: REVENUES

The following table presents the revenue by type as of the dates indicated:

	For the Year Ended
	December 31,
	2024	2023
Natural gas	$1,336,137	$1,480,319
Less gathering and processing	(1,084,325)	(1,176,975)
Natural gas, net	251,812	303,344
NGL	254,172	147,877
Oil	26,796	160,971
Total Revenue, net	532,780	612,192